UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2006

Date of reporting period: 3/31/2006

Item 1 - Schedule of Investments
Portfolio of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND- MICRO-CAP PORTFOLIO
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 84.8%
	SHARES	VALUE
Consumer Products - 2.7%
Apparel and Shoes - 0.8%
Shoe Pavilion a,b	115,200	$1,021,824
Stride Rite	197,600	2,861,248

		3,883,072

Food/Beverage/Tobacco - 0.6%
Boston Beer Company Cl. A a,b	37,900	985,779
Green Mountain Coffee Roasters a,b	23,000	913,560
Monterey Gourmet Foods a	198,100	871,640

		2,770,979

Sports and Recreation - 0.7%
Arctic Cat	73,000	1,756,380
Thor Industries	29,100	1,552,776

		3,309,156

Other Consumer Products - 0.6%
RC2 Corporation a,b	74,800	2,977,788

Total		12,940,995

Consumer Services - 5.1%
Leisure and Entertainment - 2.1%
FortuNet a,b	128,000	1,836,800
4Kids Entertainment a,b	46,900	806,211
Multimedia Games a,b	208,700	3,105,456
New Frontier Media a	310,900	2,359,731
Progressive Gaming International a,b	182,100	1,742,697

		9,850,895

Restaurants and Lodgings - 0.5%
Benihana Cl. A a,b	48,645	1,504,103
California Pizza Kitchen a,b	29,900	970,255

		2,474,358

Retail Stores - 2.1%
A.C. Moore Arts & Crafts a,b	110,500	2,033,200
Buckle (The)	52,900	2,166,255
Cache a,b	107,100	1,964,214
Cato Corporation Cl. A	124,500	2,970,570
Charlotte Russe Holding a	46,500	995,100

		10,129,339

Other Consumer Services - 0.4%
First Cash Financial Services a,b	79,000	1,579,210

Total		24,033,802

Financial Intermediaries - 4.0%
Banking - 1.0%
Bancorp (The) a,b	86,525	2,124,189
Canadian Western Bank	75,400	2,638,693

		4,762,882

Insurance - 3.0%
American Safety Insurance Holdings a	149,200	2,493,132
Argonaut Group a,b	108,000	3,839,400
NYMAGIC	89,900	2,681,717
Navigators Group a,b	56,300	2,792,480
United Fire & Casualty Company	78,630	2,586,927

		14,393,656

Total		19,156,538

Financial Services - 0.7%
Investment Management - 0.3%
ADDENDA Capital	59,500	1,469,859

Other Financial Services - 0.4%
Electro Rent a	95,100	1,616,700

Total		3,086,559

Health - 13.0%
Commercial Services - 1.0%
Discovery Partners International a	467,700	1,136,511
First Consulting Group a	335,800	2,481,562
Hooper Holmes a	373,700	1,079,993

		4,698,066

Drugs and Biotech - 5.9%
Aradigm Corporation a,b	93,200	321,540
Barrier Therapeutics a,b	132,400	1,281,632
Cardiome Pharma a,b	107,400	1,363,980
Cell Genesys a,b	285,500	2,278,290
Cerus Corporation a,b	264,400	2,263,264
Compugen a	162,900	627,165
Dendreon Corporation a,b	247,400	1,165,254
DUSA Pharmaceuticals a,b	272,749	1,925,608
Dyax Corporation a,b	312,300	1,811,340
Gene Logic a	418,199	1,919,533
Lexicon Genetics a,b	386,100	2,138,994
Maxygen a,b	183,000	1,515,240
Myriad Genetics a,b	72,400	1,888,916
NitroMed a,b	211,100	1,773,240
Orchid Cellmark a	235,200	1,350,048
VIVUS a,b	619,100	2,061,603
Zila a,b	728,900	2,325,191

		28,010,838

Health Services - 1.2%
Bio-Imaging Technologies a,b	324,400	1,378,700
Cross Country Healthcare a,b	54,600	1,057,056
Horizon Health a	72,500	1,435,500
U.S. Physical Therapy a,b	116,400	1,991,604

		5,862,860

Medical Products and Devices - 4.5%
Adeza Biomedical a,b	52,300	1,105,099
Anika Therapeutics a,b	76,900	939,718
Bruker BioSciences a,b	682,800	3,687,120
Caliper Life Sciences a,b	193,500	1,238,400
Exactech a,b	129,200	1,806,216
Langer a	460,300	2,048,335
Merit Medical Systems a,b	95,300	1,144,553
NMT Medical a,b	93,200	1,507,976
OrthoLogic Corporation a,b	143,000	314,600
Orthofix International a,b	30,000	1,194,600
Possis Medical a,b	156,200	1,586,992
Shamir Optical Industry a,b	125,700	1,254,486
Synovis Life Technologies a,b	80,100	820,224
Young Innovations	72,350	2,642,222

		21,290,541

Personal Care - 0.4%
Nutraceutical International a	129,500	1,951,565

Total		61,813,870

Industrial Products - 10.0%
Automotive - 0.6%
Aftermarket Technology a,b	80,000	1,808,800
Wescast Industries Cl. A	64,100	851,849

		2,660,649

Building Systems and Components - 2.6%
Aaon a,b	116,800	2,792,688
Cavco Industries a,b	33,481	1,626,842
Drew Industries a,b	160,600	5,709,330
LSI Industries	118,250	2,014,980

		12,143,840

Industrial Components - 0.5%
Powell Industries a	118,700	2,585,286

Machinery - 0.7%
Eagle Test Systems a,b	78,600	1,210,440
Key Technology a	136,500	1,663,935
Tennant Company	9,300	486,576

		3,360,951

Metal Fabrication and Distribution - 4.3%
Harris Steel Group	188,000	4,426,938
Metal Management	125,600	3,975,240
Novamerican Steel a,b	108,400	4,980,980
Olympic Steel b	143,600	4,333,848
Steel Technologies a	116,200	2,823,660

		20,540,666

Specialty Chemicals and Materials - 0.1%
Hawkins	35,100	493,857

Other Industrial Products - 1.2%
Color Kinetics a,b	79,900	1,692,282
Distributed Energy Systems a	248,700	1,765,770
Peerless Manufacturing a	53,300	1,039,350
Quixote Corporation a	44,700	1,106,325

		5,603,727

Total		47,388,976

Industrial Services - 7.4%
Commercial Services - 3.2%
BB Holdings a	509,301	2,342,785
Bennett Environmental a	124,100	553,486
Collectors Universe a,b	177,807	2,487,520
CorVel Corporation a,b	71,250	1,568,925
Exponent a,b	152,900	4,839,285
Neogen Corporation a,b	36,300	889,350
PDI a,b	104,700	1,221,849
RemedyTemp Cl. A a	84,200	1,031,450

		14,934,650

Engineering and Construction - 0.5%
Sterling Construction Company a,b	106,000	2,299,140

Food and Tobacco Processors - 0.6%
Omega Protein a	178,200	1,017,522
Zapata Corporation a	305,600	1,851,936

		2,869,458

Printing - 1.1%
CSS Industries	36,000	1,178,640
Courier Corporation	58,918	2,612,424
Ennis	81,500	1,589,250

		5,380,314

Transportation and Logistics - 2.0%
Marten Transport a,b	115,049	2,081,236
P.A.M. Transportation Services a,b	60,000	1,479,000
Patriot Transportation Holding a,b	39,800	2,707,196
Vitran Corporation Cl. A a,b	166,950	3,350,687

		9,618,119

Total		35,101,681

Natural Resources - 19.7%
Energy Services - 7.2%
Dawson Geophysical a	75,700	2,089,320
Enerflex Systems	35,900	857,960
Gulf Island Fabrication	148,600	3,517,362
Input/Output a,b	380,600	3,695,626
Pason Systems a	165,100	4,422,082
RPC	102,050	2,331,843
TGC Industries a	219,500	2,401,330
Tesco Corporation a,b	259,600	4,942,784
TETRA Technologies a,b	91,875	4,321,800
Total Energy Services Trust	287,700	4,187,952
Western Lakota Energy Services a	100,600	1,550,542

		34,318,601

Oil and Gas - 2.0%
Bronco Drilling Company a,b	21,700	570,710
Edge Petroleum a,b	81,500	2,035,870
Exploration Company of Delaware a,b	85,000	955,400
Particle Drilling Technologies a,b	183,300	982,488
PetroCorp c	163,000	0
Pioneer Drilling Company a	152,500	2,505,575
Savanna Energy Services a	101,700	2,438,327

		9,488,370

Precious Metals and Mining - 10.5%
African Platinum a	900,000	656,736
Alamos Gold a	379,200	3,068,408
Eldorado Gold a,b	400,000	1,912,000
Endeavour Silver a,b	190,700	775,635
Entree Gold a	652,800	1,534,080
Etruscan Resources a	719,000	1,169,756
Gammon Lake Resources a	320,900	5,808,290
Hecla Mining Company a,b	320,500	2,118,505
Metallica Resources a,b	1,018,500	3,350,865
Mexgold Resources a	300,100	1,893,854
Miramar Mining a,b	338,000	1,145,820
Kingsgate Consolidated a	609,611	2,810,548
North Atlantic Resources a	100,000	363,917
Northern Orion Resources a	1,011,800	4,573,336
NovaGold Resources a	368,400	5,636,520
Silver Standard Resources a,b	143,800	2,956,528
Spur Ventures a	660,400	746,438
US Gold a,b	255,620	2,321,030
Western Silver a,b	231,500	5,433,305
Yamana Gold a,b	167,300	1,549,198

		49,824,769

Total		93,631,740

Technology - 19.8%
Aerospace and Defense - 2.0%
Axsys Technologies a,b	129,200	2,202,860
Ducommun a	122,900	2,728,380
Integral Systems	96,200	2,596,438
TVI Corporation a,b	504,490	1,992,736

		9,520,414

Components and Systems - 4.3%
Digi International a,b	150,800	1,759,836
Excel Technology a	85,400	2,516,738
Metrologic Instruments a,b	84,500	1,954,485
MOCON	30,500	275,110
OSI Systems a	72,300	1,527,699
Perceptron a	147,600	1,256,076
Performance Technologies a	167,400	1,255,500
Richardson Electronics	231,500	2,176,100
Rimage Corporation a,b	114,700	2,589,926
SimpleTech a,b	320,600	1,205,456
TTM Technologies a	268,100	3,884,769

		20,401,695

Distribution - 0.2%
Jaco Electronics a	184,200	699,960

Internet Software and Services - 1.8%
Answers Corporation a,b	65,200	783,052
CryptoLogic	83,900	2,163,781
EDGAR Online a,b	292,000	1,495,040
Inforte Corporation a	315,600	1,382,328
Packeteer a,b	131,300	1,523,080
SupportSoft a,b	280,000	1,240,400

		8,587,681

IT Services - 1.4%
answerthink a,b	252,700	1,624,861
Cogent Communications Group a,b	186,250	1,815,938
Forrester Research a	142,100	3,171,672

		6,612,471

Semiconductors and Equipment - 3.4%
Advanced Energy Industries a,b	160,100	2,262,213
Cascade Microtech a,b	121,300	1,578,113
CEVA a	308,200	2,043,366
Integrated Silicon Solution a,b	209,200	1,389,088
MIPS Technologies a,b	158,300	1,180,918
PDF Solutions a,b	94,900	1,795,508
QuickLogic Corporation a	170,800	980,392
Semitool a,b	151,300	1,720,281
Staktek Holdings a,b	275,000	1,705,000
White Electronic Designs a	264,000	1,547,040

		16,201,919

Software - 3.8%
Descartes Systems Group (The) a	240,000	904,800
InterVideo a,b	151,500	1,645,290
iPass a,b	405,500	3,248,055
Fundtech a	102,800	1,175,004
Moldflow Corporation a	59,400	932,580
Netscout Systems a,b	100,000	910,000
Omnicell a,b	105,000	1,195,950
PLATO Learning a,b	424,658	4,030,004
Transaction Systems Architects Cl. A a,b	87,100	2,718,391
Unica Corporation a,b	95,200	1,103,368

		17,863,442

Telecommunications - 2.9%
Anaren a,b	107,900	2,100,813
Atlantic Tele-Network	35,300	2,012,100
Captaris a,b	159,700	739,411
Catapult Communications a,b	99,300	1,320,690
Essex Corporation a,b	55,800	1,228,716
Globecomm Systems a	242,700	1,795,980
KVH Industries a	50,900	563,463
Novatel Wireless a,b	324,560	2,904,812
PC-Tel a	125,000	1,190,000

		13,855,985

Total		93,743,567

Miscellaneous (d)- 2.4%
Total		11,539,064

TOTAL COMMON STOCKS
(Cost $280,705,624)		402,436,792

REPURCHASE AGREEMENTS - 15.2%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $52,387,074 (collateralized by obligations of various U.S. Government Agencies, valued at $53,679,713)
(Cost $52,367,000)		52,367,000

Lehman Brothers (Tri-Party) 4.73% dated 3/31/06, due 4/3/06, maturity value $20,007,883 (collateralized by obligations of various U.S. Government Agencies, valued at $20,410,264)
(Cost $20,000,000)		20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $72,367,000)		72,367,000

	PRINCIPAL
	AMOUNT

COLLATERAL RECEIVED FOR SECURITIES LOANED -14.2%
U.S. Treasury Bonds
5.25%-8.875% due 8/15/17-5/15/30	$ 234,471	236,157
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-4.6423%)		67,102,064

(Cost $67,338,221)		67,338,221

TOTAL INVESTMENTS - 114.2%
(Cost $420,410,845)		542,142,013

LIABILITIES LESS CASH AND OTHER ASSETS - (14.2)%		(67,284,329)

NET ASSETS - 100.0%		$474,857,684

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND- SMALL-CAP PORTFOLIO
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 92.7%
	SHARES	VALUE
Consumer Products - 18.0%
Apparel and Shoes - 8.2%
Kenneth Cole Productions Cl. A	167,000	$4,625,900
Columbia Sportswear Company a	46,000	2,453,180
Cutter & Buck	180,349	2,169,598
K-Swiss Cl. A	121,100	3,649,954
Polo Ralph Lauren Cl. A	16,500	1,000,065
Stride Rite	197,800	2,864,144
Timberland Company Cl. A a	76,100	2,604,903

		19,367,744

Food/Beverage/Tobacco - 0.5%
Boston Beer Company Cl. A a	42,900	1,115,829

Home Furnishing and Appliances - 5.4%
American Woodmark	61,000	2,165,500
Ethan Allen Interiors	91,700	3,853,234
Hooker Furniture	207,500	3,921,750
Stanley Furniture Company	100,100	2,927,925

		12,868,409

Sports and Recreation - 0.9%
Winnebago Industries	71,600	2,172,344

Other Consumer Products - 3.0%
RC2 Corporation a	116,720	4,646,623
Radica Games	267,300	2,566,080

		7,212,703

Total		42,737,029

Consumer Services - 14.9%
Direct Marketing - 1.5%
Nu Skin Enterprises Cl. A	201,800	3,537,554

Leisure and Entertainment - 2.2%
Dover Downs Gaming & Entertainment	114,700	2,497,019
International Speedway Cl. A a	53,000	2,697,700

		5,194,719

Restaurants and Lodgings - 4.1%
Applebee’s International a	190,700	4,681,685
CEC Entertainment a	74,400	2,501,328
Ruby Tuesday	79,300	2,543,944

		9,726,957

Retail Stores - 7.1%
BJ’s Wholesale Club a	78,200	2,464,082
Buckle (The)	65,200	2,669,940
Claire’s Stores a	80,400	2,919,324
Finish Line (The) Cl. A	186,600	3,069,570
Pier 1 Imports	169,400	1,966,734
Talbots	30,800	827,596
Too a	88,800	3,050,280

		16,967,526

Total		35,426,756

Financial Intermediaries - 3.1%
Insurance - 3.1%
AmerUs Group a	42,600	2,566,224
Aspen Insurance Holdings	37,500	924,750
Assured Guaranty	93,900	2,347,500
Endurance Specialty Holdings	23,800	774,690
ProAssurance Corporation a	14,100	733,200

Total		7,346,364

Financial Services - 2.7%
Information and Processing - 1.6%
eFunds Corporation a	142,900	3,692,536

Investment Management - 1.1%
Cohen & Steers	109,500	2,682,750

Total		6,375,286

Health - 4.8%
Health Services - 2.1%
Cross Country Healthcare a	30,500	590,480
Healthcare Services Group	53,010	1,132,294
Horizon Health a	52,500	1,039,500
U.S. Physical Therapy a	124,100	2,123,351

		4,885,625

Personal Care - 2.7%
CNS	56,100	1,208,394
Inter Parfums	135,000	2,690,550
Nutraceutical International a	169,104	2,548,397

		6,447,341

Total		11,332,966

Industrial Products - 8.2%
Automotive - 0.5%
Strattec Security a	31,500	1,174,635

Building Systems and Components - 2.6%
Drew Industries a	104,600	3,718,530
Simpson Manufacturing	56,600	2,450,780

		6,169,310

Construction Materials - 0.5%
Florida Rock Industries	21,600	1,214,352

Machinery - 3.5%
Graco	28,500	1,294,755
Lincoln Electric Holdings	46,900	2,532,131
Rofin-Sinar Technologies a	65,900	3,567,167
Woodward Governor Company	24,600	817,950

		8,212,003

Metal Fabrication and Distribution - 1.1%
Metal Management	81,000	2,563,650

Total		19,333,950

Industrial Services - 4.4%
Commercial Services - 4.4%
FTI Consulting a	88,900	2,536,317
Korn/Ferry International a	121,700	2,481,463
LECG Corporation a	194,800	3,753,796
SM&A a	245,300	1,594,450

Total		10,366,026

Natural Resources - 11.9%
Energy Services - 3.7%
Ensign Energy Services	81,600	3,137,252
Oil States International a	18,300	674,355
Patterson-UTI Energy	35,400	1,131,384
TETRA Technologies a	80,150	3,770,256

		8,713,247

Oil and Gas - 4.9%
Cimarex Energy	58,518	2,531,489
St. Mary Land & Exploration Company a	115,500	4,715,865
Unit Corporation a	78,700	4,387,525

		11,634,879

Precious Metals and Mining - 3.3%
Agnico-Eagle Mines	105,000	3,197,250
Glamis Gold a	47,100	1,539,228
Pan American Silver a	118,200	3,002,280

		7,738,758

Total		28,086,884

Technology - 20.7%
Components and Systems - 4.1%
Digi International a	216,500	2,526,555
Rimage Corporation a	55,897	1,262,154
TTM Technologies a	109,700	1,589,553
Tektronix	121,200	4,328,052

		9,706,314

Internet Software and Services - 0.9%
Corillian Corporation a	298,700	1,161,943
Packeteer a	77,900	903,640

		2,065,583

IT Services - 3.5%
MAXIMUS	133,900	4,817,722
Perot Systems Cl. A a	226,800	3,529,008

		8,346,730

Semiconductors and Equipment - 3.0%
Entegris a	224,300	2,386,552
Fairchild Semiconductor International Cl. A a	70,000	1,334,900
IXYS Corporation a	68,400	630,648
MIPS Technologies a	121,300	904,898
Sigmatel a	228,900	2,000,586

		7,257,584

Software - 2.9%
InterVideo a	171,116	1,858,320
iPass a	284,900	2,282,049
ManTech International Cl. A a	83,500	2,773,870

		6,914,239

Telecommunications - 6.3%
Catapult Communications a	144,700	1,924,510
Foundry Networks a	226,400	4,111,424
Intervoice a	277,000	2,384,970
NETGEAR a	250,400	4,760,104
Premiere Global Services a	212,100	1,707,405

		14,888,413

Total		49,178,863

Miscellaneous (d)- 4.0%
Total		9,472,754

TOTAL COMMON STOCKS
(Cost $177,618,216)		219,656,878

REPURCHASE AGREEMENT - 7.8%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $18,540,104 (collateralized by obligations of various U.S. Government Agencies, valued at $18,998,719)
(Cost $18,533,000)		18,533,000

TOTAL INVESTMENTS - 100.5%
(Cost $196,151,216)		238,189,878

LIABILITIES LESS CASH AND OTHER ASSETS - (0.5)%		(1,172,934)

NET ASSETS - 100.0%		$237,016,944

a	Non-income producing.

b	A portion of these securities were on loan at March 31, 2006. Total market value of loaned securities for Royce Capital Fund-Micro-Cap Portfolio at March 31, 2006 was $65,617,997.

c	A security for which market quotations are no longer readily available represent 0.00% of net assets. This security has been valued at its fair value under procedures established by the Fund’s Board of Directors.

d	Includes securities first acquired in 2006 and less than 1% of net assets.

TAX INFORMATION: At March 31, 2006, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$420,499,840	$121,642,173	$132,170,180	$10,528,007
Small-Cap Portfolio	196,154,345	42,035,533	47,630,094	5,594,561

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant ’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Capital Fund
Date: May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Capital Fund
Date: May 16, 2006

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Capital Fund
Date: May 16, 2006